Summary of Significant Accounting Policies (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Cumulative effect			¥ 255,730			¥ 255,730
Assets
Deferred tax assets	$ 96,970		329,796		¥ 675,089	415,039
Liabilities
Deferred revenue			23,305
Contract liabilities						364,278
Shareholders' equity
Retained earnings	149,146		1,040,443		¥ 1,038,323	¥ 784,713
Impact to the consolidated statement of comprehensive income
Services and other revenue	39,276	¥ 273,433
Adjustments due to ASC 606
Assets
Deferred tax assets			85,243
Liabilities
Deferred revenue			(23,305)
Contract liabilities			364,278
Shareholders' equity
Retained earnings			(255,730)
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Impact to the consolidated statement of comprehensive income
Services and other revenue			¥ 189,712	¥ 305,037
Loan service fee
Impact to the consolidated statement of comprehensive income
Services and other revenue	$ 424,466	2,955,050
Loan service fee | Adjustments due to ASC 606
Impact to the consolidated statement of comprehensive income
Services and other revenue		(135,539)
Loan service fee | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Impact to the consolidated statement of comprehensive income
Services and other revenue		¥ 3,090,589